Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wfvtindasstallo-20150220_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS and SUMMARY PROSPECTUS

OF

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Index Asset Allocation Fund

(each a "Fund" together the "Funds")

At a meeting held on February 18-19, 2015, the Boards of Trustees of the Funds approved the following changes, effective April 1, 2015.

The sections entitled "Principal Investment Strategies" for the Funds are amended as follows:

Current language	Replacement language effective 4/1/15

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Barclays 20+ Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Barclays Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.

The Fund's "neutral" target allocation is as follows:	The Fund's "neutral" target allocation is as follows:
- 60% of the Fund's total assets in equity securities; and	- 60% of the Fund's total assets in equity securities; and
- 40% of the Fund's total assets in fixed income securities.	- 40% of the Fund's total assets in fixed income securities.

The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays 20+ Treasury index. Bonds in this index have remaining maturities of 20 years or more. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Barclays Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We use futures contracts to implement target allocation changes.	We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund's fixed income portion.

In addition, the Boards of Trustees have approved a change in the Fund's benchmark from the Barclays 20+ Treasury Index to the Barclays Treasury Index. In addition, the Fund's composite benchmark, the Index Asset Allocation Composite Index will now be composed of 60% S&P 500 Index and 40% Barclays Treasury Index.

As a result, the following additional benchmark information is added to the table entitled "Average Annual Total Returns" contained in the summary section for the Fund:

VT Index Asset Allocation Fund

Average Annual Total Returns for the periods ended 12/31/2013
	1 Year	5 Year	10 Year
Barclays US Treasury Index (reflects no deduction for fees, expenses, or taxes)[1]	-2.75%	2.15%	4.23%

1.	Effective April 1, 2015, the Fund changed its benchmark from the Barclays U.S. Treasury 20+ Year Index to the Barclays US Treasury Index to better align with its duration range.

(Wells Fargo Variable Trust) | (Wells Fargo Advantage VT Index Asset Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Barclays Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.

The Fund's "neutral" target allocation is as follows:

- 60% of the Fund's total assets in equity securities; and

- 40% of the Fund's total assets in fixed income securities.

The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Barclays Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund's fixed income portion.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2013
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2015, the Fund changed its benchmark from the Barclays U.S. Treasury 20+ Year Index to the Barclays US Treasury Index to better align with its duration range.
(Wells Fargo Variable Trust) | (Wells Fargo Advantage VT Index Asset Allocation Fund) | Barclays US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.75%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.15%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.23%	[1]

[1]	Effective April 1, 2015, the Fund changed its benchmark from the Barclays U.S. Treasury 20+ Year Index to the Barclays US Treasury Index to better align with its duration range.